Document and Entity Information	6 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Sep. 30, 2022
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2023
Entity Registrant Name	Akso Health Group
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001702318
Amendment Flag	false